Distribution Date:	11/17/23	WFRBS Commercial Mortgage Trust 2014-C24
Determination Date:	11/13/23
Next Distribution Date:	12/15/23
Record Date:	10/31/23	Commercial Mortgage Pass-Through Certificates
Series 2014-C24

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	4		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	5		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	7
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Trust Advisor	Pentalpha Surveillance LLC
Bond / Collateral Reconciliation - Balances	9		Don Simon	(203) 660-6100
Current Mortgage Loan and Property Stratification	10-14		PO Box 4839 | Greenwich, CT 06831 | United States
Mortgage Loan Detail (Part 1)	15-17	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 2)	18-20		General	(305) 229-6465
Principal Prepayment Detail	21		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	23		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	24				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	25
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	27		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and special notices. In addition, certificateholders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	92939KAA6	1.390000%	34,202,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	92939KAB4	2.863000%	55,254,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	92939KAC2	3.428000%	86,298,000.00	32,722,358.34	0.00	93,476.87	0.00	0.00	93,476.87	32,722,358.34	30.78%	30.00%
A-4	92939KAD0	3.343000%	240,000,000.00	240,000,000.00	0.00	668,600.00	0.00	0.00	668,600.00	240,000,000.00	30.78%	30.00%
A-5	92939KAE8	3.607000%	286,297,000.00	286,297,000.00	0.00	860,561.07	0.00	0.00	860,561.07	286,297,000.00	30.78%	30.00%
A-SB	92939KAF5	3.324000%	59,202,000.00	10,758,659.04	1,003,543.77	29,801.49	0.00	0.00	1,033,345.26	9,755,115.27	30.78%	30.00%
A-S	92939KAG3	3.931000%	99,234,000.00	99,234,000.00	0.00	325,074.04	0.00	0.00	325,074.04	99,234,000.00	18.70%	20.88%
B	92939KBR8	4.204000%	44,860,000.00	44,860,000.00	0.00	157,159.53	0.00	0.00	157,159.53	44,860,000.00	13.24%	16.75%
C	92939KAK4	4.290000%	32,625,000.00	32,625,000.00	0.00	116,634.38	0.00	0.00	116,634.38	32,625,000.00	9.27%	13.75%
D	92939KAT5	3.692000%	72,047,000.00	72,047,000.00	0.00	183,816.31	0.00	0.00	183,816.31	72,047,000.00	0.50%	7.13%
E	92939KAV0	3.016000%	25,829,000.00	4,110,029.81	0.00	0.00	0.00	(24,904.11)	0.00	4,134,933.92	0.00%	4.75%
F	92939KAX6	3.016000%	10,875,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	3.75%
G	92939KAZ1	3.016000%	40,781,577.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	92939KBB3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	92939KBD9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
SJ-A	92939KBF4	3.917935%	34,400,000.00	34,400,000.00	0.00	112,314.14	0.00	0.00	112,314.14	34,400,000.00	0.00%	0.00%
SJ-B	92939KBK3	3.917935%	28,400,000.00	28,400,000.00	0.00	92,724.46	0.00	0.00	92,724.46	28,400,000.00	0.00%	0.00%
SJ-C	92939KBM9	3.917935%	30,400,000.00	30,400,000.00	0.00	99,254.35	0.00	0.00	99,254.35	30,400,000.00	0.00%	0.00%
SJ-D	92939KBP2	3.917935%	53,300,000.00	53,300,000.00	0.00	174,021.61	0.00	0.00	174,021.61	53,300,000.00	0.00%	0.00%
Regular SubTotal			1,234,004,579.00	969,154,047.19	1,003,543.77	2,913,438.25	0.00	(24,904.11)	3,916,982.02	968,175,407.53

X-A	92939KAH1	0.980522%	860,487,000.00	669,012,017.38	0.00	546,650.64	0.00	0.00	546,650.64	668,008,473.61
X-B	92939KAJ7	0.551494%	149,532,000.00	149,532,000.00	0.00	68,721.65	0.00	0.00	68,721.65	149,532,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class (3)	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance Support¹			Support¹

X-C	92939KAM0	1.511567%	25,829,000.00	4,110,029.81	0.00	5,177.16	0.00	0.00	5,177.16	4,134,933.92
X-D	92939KAP3	4.527567%	10,875,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E	92939KAR9	4.527567%	40,781,577.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			1,087,504,577.00	822,654,047.19	0.00	620,549.45	0.00	0.00	620,549.45	821,675,407.53

Deal Distribution Total					1,003,543.77	3,533,987.70	0.00	(24,904.11)	4,537,531.47

(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)

The balances of the Class A-S, Class B, Class C certificates represent the balance of their respective Regular Interest, as detailed in the Pooling and Servicing Agreement. A portion of these classes may be exchanged and held in Class PEX. For details on the current status and

	payments of Class PEX, see page 5.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	92939KAA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	92939KAB4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	92939KAC2	379.17864076	0.00000000	1.08318698	0.00000000	0.00000000	0.00000000	0.00000000	1.08318698	379.17864076
A-4	92939KAD0	1,000.00000000	0.00000000	2.78583333	0.00000000	0.00000000	0.00000000	0.00000000	2.78583333	1,000.00000000
A-5	92939KAE8	1,000.00000000	0.00000000	3.00583335	0.00000000	0.00000000	0.00000000	0.00000000	3.00583335	1,000.00000000
A-SB	92939KAF5	181.72796595	16.95118020	0.50338654	0.00000000	0.00000000	0.00000000	0.00000000	17.45456674	164.77678575
A-S	92939KAG3	1,000.00000000	0.00000000	3.27583328	0.00000000	0.00000000	0.00000000	0.00000000	3.27583328	1,000.00000000
B	92939KBR8	1,000.00000000	0.00000000	3.50333326	0.00000000	0.00000000	0.00000000	0.00000000	3.50333326	1,000.00000000
C	92939KAK4	1,000.00000000	0.00000000	3.57500015	0.00000000	0.00000000	0.00000000	0.00000000	3.57500015	1,000.00000000
D	92939KAT5	1,000.00000000	0.00000000	2.55133885	0.52532791	10.18132344	0.00000000	0.00000000	2.55133885	1,000.00000000
E	92939KAV0	159.12462000	0.00000000	0.00000000	0.39993302	12.66653645	0.00000000	(0.96419180)	0.00000000	160.08881180
F	92939KAX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
G	92939KAZ1	0.00000000	0.00000000	0.00000000	0.00000000	28.97299901	0.00000000	0.00000000	0.00000000	0.00000000
R	92939KBB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	92939KBD9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
SJ-A	92939KBF4	1,000.00000000	0.00000000	3.26494593	0.00000000	0.00000000	0.00000000	0.00000000	3.26494593	1,000.00000000
SJ-B	92939KBK3	1,000.00000000	0.00000000	3.26494577	0.00000000	0.00000000	0.00000000	0.00000000	3.26494577	1,000.00000000
SJ-C	92939KBM9	1,000.00000000	0.00000000	3.26494572	0.00000000	0.00000000	0.00000000	0.00000000	3.26494572	1,000.00000000
SJ-D	92939KBP2	1,000.00000000	0.00000000	3.26494578	0.00000000	0.00893471	0.00000000	0.00000000	3.26494578	1,000.00000000

Notional Certificates
X-A	92939KAH1	777.48067941	0.00000000	0.63528053	0.00000000	0.00000000	0.00000000	0.00000000	0.63528053	776.31442847
X-B	92939KAJ7	1,000.00000000	0.00000000	0.45957822	0.00000000	0.00000000	0.00000000	0.00000000	0.45957822	1,000.00000000
X-C	92939KAM0	159.12462000	0.00000000	0.20043982	0.00000000	0.00000000	0.00000000	0.00000000	0.20043982	160.08881180
X-D	92939KAP3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-E	92939KAR9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	10/01/23 - 10/30/23	30	0.00	93,476.87	0.00	93,476.87	0.00	0.00	0.00	93,476.87	0.00
A-4	10/01/23 - 10/30/23	30	0.00	668,600.00	0.00	668,600.00	0.00	0.00	0.00	668,600.00	0.00
A-5	10/01/23 - 10/30/23	30	0.00	860,561.07	0.00	860,561.07	0.00	0.00	0.00	860,561.07	0.00
A-SB	10/01/23 - 10/30/23	30	0.00	29,801.49	0.00	29,801.49	0.00	0.00	0.00	29,801.49	0.00
X-A	10/01/23 - 10/30/23	30	0.00	546,650.64	0.00	546,650.64	0.00	0.00	0.00	546,650.64	0.00
X-B	10/01/23 - 10/30/23	30	0.00	68,721.65	0.00	68,721.65	0.00	0.00	0.00	68,721.65	0.00
X-C	10/01/23 - 10/30/23	30	0.00	5,177.16	0.00	5,177.16	0.00	0.00	0.00	5,177.16	0.00
X-D	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-E	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	10/01/23 - 10/30/23	30	0.00	325,074.04	0.00	325,074.04	0.00	0.00	0.00	325,074.04	0.00
B	10/01/23 - 10/30/23	30	0.00	157,159.53	0.00	157,159.53	0.00	0.00	0.00	157,159.53	0.00
C	10/01/23 - 10/30/23	30	0.00	116,634.38	0.00	116,634.38	0.00	0.00	0.00	116,634.38	0.00
D	10/01/23 - 10/30/23	30	695,685.51	221,664.60	0.00	221,664.60	37,848.30	0.00	0.00	183,816.31	733,533.81
E	10/01/23 - 10/30/23	30	316,834.10	10,329.87	0.00	10,329.87	10,329.87	0.00	0.00	0.00	327,163.97
F	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
G	N/A	N/A	1,181,564.59	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,181,564.59
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
SJ-A	10/01/23 - 10/30/23	30	0.00	112,314.14	0.00	112,314.14	0.00	0.00	0.00	112,314.14	0.00
SJ-B	10/01/23 - 10/30/23	30	0.00	92,724.46	0.00	92,724.46	0.00	0.00	0.00	92,724.46	0.00
SJ-C	10/01/23 - 10/30/23	30	0.00	99,254.35	0.00	99,254.35	0.00	0.00	0.00	99,254.35	0.00
SJ-D	10/01/23 - 10/30/23	30	476.22	174,021.61	0.00	174,021.61	0.00	0.00	0.00	174,021.61	476.22
Totals			2,194,560.42	3,582,165.86	0.00	3,582,165.86	48,178.17	0.00	0.00	3,533,987.70	2,242,738.59

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 31

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	92939KAG3	3.931000%	99,234,000.00	99,234,000.00	0.00	325,074.04	0.00	0.00	325,074.04	99,234,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	92939KBR8	4.204000%	44,860,000.00	44,860,000.00	0.00	157,159.53	0.00	0.00	157,159.53	44,860,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	92939KAK4	4.290000%	32,625,000.00	32,625,000.00	0.00	116,634.38	0.00	0.00	116,634.38	32,625,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			176,719,000.03	176,719,000.00	0.00	598,867.95	0.00	0.00	598,867.95	176,719,000.00

Exchangeable Certificate Details
PEX	92939KAL2	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

	Additional Information
Total Available Distribution Amount (1)	4,537,531.47
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,608,487.00	Master Servicing Fee	20,428.97
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,295.11
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	417.27
ARD Interest	0.00	Trust Advisor Fee	1,969.82
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,608,487.00	Total Fees	26,321.18

Principal		Expenses/Reimbursements
Scheduled Principal	978,639.66	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	33,299.14
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	11,223.15
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	24,904.11	Special Servicing Fees (Work Out)	3,655.88
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,003,543.77	Total Expenses/Reimbursements	48,178.17

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,533,987.70
Excess Liquidation Proceeds	0.00	Principal Distribution	1,003,543.77
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,537,531.47
Total Funds Collected	4,612,030.77	Total Funds Distributed	4,612,030.82

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	822,654,047.19	822,654,047.19	Beginning Certificate Balance	969,154,047.19
(-) Scheduled Principal Collections	978,639.66	978,639.66	(-) Principal Distributions	1,003,543.77
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	(24,904.11)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	(24,904.11)
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	(24,904.11)	(24,904.11)	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	821,675,407.53	821,675,407.53	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	823,769,371.19	823,769,371.19	Ending Certificate Balance	968,175,407.53
Ending Actual Collateral Balance	822,808,810.22	822,808,810.22

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	27	209,876,394.15	25.54%	11	4.5568	NAP	Defeased	27	209,876,394.15	25.54%	11	4.5568	NAP
2,000,000 or less	5	8,097,962.03	0.99%	11	4.6758	2.718875	1.30 or less	11	155,434,362.03	18.92%	11	4.4981	0.815629
2,000,001 to 3,000,000	3	7,788,180.42	0.95%	11	4.6185	1.910967	1.31 to 1.40	1	27,143,741.66	3.30%	12	4.5970	1.391600
3,000,001 to 4,000,000	4	14,060,794.41	1.71%	11	4.6066	3.003979	1.41 to 1.50	2	20,426,815.47	2.49%	11	4.4856	1.425645
4,000,001 to 5,000,000	3	14,043,252.18	1.71%	12	4.6566	1.692102	1.51 to 1.60	2	10,232,656.03	1.25%	11	4.6430	1.515879
5,000,001 to 6,000,000	5	27,225,842.95	3.31%	11	4.4933	1.851005	1.61 to 1.70	3	36,225,367.31	4.41%	12	4.6286	1.628094
6,000,001 to 7,000,000	2	12,702,202.69	1.55%	12	4.6354	5.133967	1.71 to 1.80	1	1,780,750.51	0.22%	11	4.7400	1.807100
7,000,001 to 8,000,000	4	30,095,218.72	3.66%	11	4.5979	1.582457	1.81 to 1.90	4	93,103,824.19	11.33%	10	4.3542	1.850677
8,000,001 to 9,000,000	1	8,060,145.08	0.98%	11	4.2900	0.854200	1.91 to 2.00	2	6,498,573.75	0.79%	12	4.7462	1.949262
9,000,001 to 10,000,000	1	9,227,742.72	1.12%	11	4.5000	1.889300	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	2	22,366,006.01	2.72%	10	4.6327	0.614819	2.26 to 2.50	1	17,877,974.03	2.18%	11	5.2500	2.407400
15,000,001 to 20,000,000	7	122,445,406.34	14.90%	11	4.5898	2.477470	2.51 to 2.75	2	9,216,596.07	1.12%	12	4.4876	2.615349
20,000,001 to 30,000,000	5	117,647,466.11	14.32%	11	4.3172	3.079080	2.76 to 3.00	4	58,065,779.23	7.07%	10	3.9475	2.982539
30,000,001 to 50,000,000	2	80,832,466.81	9.84%	10	3.8190	3.338912	3.01 to 3.50	3	26,006,816.92	3.17%	10	4.3085	3.390983
50,000,001 to 70,000,000	1	62,206,326.91	7.57%	10	4.3000	0.827500	3.51 to 4.00	4	77,065,645.87	9.38%	10	3.9266	3.779705
70,000,001 to 90,000,000	1	75,000,000.00	9.13%	10	4.2770	1.845300	4.01 or greater	6	72,720,110.31	8.85%	11	4.3406	4.859958
90,000,001 to 100,000,000	0	0.00	0.00%	0	0.0000	0.000000	Totals	73	821,675,407.53	100.00%	11	4.4136	2.169185
100,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	73	821,675,407.53	100.00%	11	4.4136	2.169185
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	39	209,876,394.15	25.54%	11	4.5568	NAP
							Defeased	39	209,876,394.15	25.54%	11	4.5568	NAP
Arizona	1	1,767,073.40	0.22%	10	5.0300	4.444500
							Industrial	1	1,780,750.76	0.22%	11	4.7400	1.807100
California	14	159,136,516.34	19.37%	11	4.3109	2.214100
							Lodging	5	62,756,972.49	7.64%	12	4.7722	2.308156
Colorado	3	5,553,330.44	0.68%	11	4.7726	2.759556
							Mixed Use	7	48,647,128.01	5.92%	11	4.5047	1.722668
Florida	10	174,698,172.15	21.26%	11	4.1919	2.661447
							Mobile Home Park	1	7,884,101.58	0.96%	11	4.6200	1.513400
Georgia	3	10,366,006.01	1.26%	12	4.5200	(0.035400)
							Multi-Family	3	19,582,925.79	2.38%	11	4.6008	1.338644
Hawaii	2	6,791,751.01	0.83%	11	4.4000	4.616900
							Office	5	41,804,049.51	5.09%	11	4.3742	2.353715
Illinois	3	14,522,769.22	1.77%	11	4.6298	1.069771
							Other	3	29,537,948.14	3.59%	11	4.2833	3.520641
Michigan	1	3,548,013.83	0.43%	11	4.3500	3.962200
							Retail	12	339,610,499.01	41.33%	10	4.2311	1.991890
Minnesota	1	1,780,750.76	0.22%	11	4.7400	1.807100
							Self Storage	18	60,194,637.63	7.33%	11	4.4900	3.902147
New Jersey	1	18,666,348.31	2.27%	11	4.5900	1.115500
							Totals	94	821,675,407.53	100.00%	11	4.4136	2.169185
New Mexico	1	1,528,247.95	0.19%	11	4.3500	2.583400

New York	1	75,000,000.00	9.13%	10	4.2770	1.845300

North Carolina	1	27,143,741.66	3.30%	12	4.5970	1.391600

Ohio	1	5,507,737.67	0.67%	11	4.5800	0.198900

Oregon	1	24,322,857.04	2.96%	12	4.5300	1.617900

Pennsylvania	2	27,600,000.00	3.36%	11	4.1541	4.585104

South Carolina	1	2,845,180.41	0.35%	11	4.4000	4.616900

Texas	7	39,020,516.75	4.75%	11	4.9041	2.160316

Utah	1	12,000,000.00	1.46%	8	4.7300	1.176500

Totals	94	821,675,407.53	100.00%	11	4.4136	2.169185

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	27	209,876,394.15	25.54%	11	4.5568	NAP	Defeased	27	209,876,394.15	25.54%	11	4.5568	NAP
	3.750% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	3	103,500,000.00	12.60%	10	3.8190	3.442085	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	6	69,648,879.21	8.48%	11	4.1761	3.802982	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	12	217,195,993.87	26.43%	10	4.3287	2.057048	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	18	165,794,802.74	20.18%	11	4.6042	1.379092	49 months or greater	46	611,799,013.38	74.46%	11	4.3645	2.336666
	4.751% to 5.000%	4	31,196,600.96	3.80%	12	4.9088	2.369807	Totals	73	821,675,407.53	100.00%	11	4.4136	2.169185
	5.001% to 5.250%	3	24,462,736.60	2.98%	11	5.2065	2.415176
	5.251% to 5.500%	0	0.00	0.00%	0	0.0000	0.000000
	5.501% or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	73	821,675,407.53	100.00%	11	4.4136	2.169185
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	27	209,876,394.15	25.54%	11	4.5568	NAP	Defeased	27	209,876,394.15	25.54%	11	4.5568	NAP
	60 months or less	46	611,799,013.38	74.46%	11	4.3645	2.336666	Interest Only	11	276,817,500.00	33.69%	10	4.1112	3.095097
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	178 months or less	0	0.00	0.00%	0	0.0000	0.000000
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	179 months to 300 months	35	334,981,513.38	40.77%	11	4.5737	1.709924
	Totals	73	821,675,407.53	100.00%	11	4.4136	2.169185	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	73	821,675,407.53	100.00%	11	4.4136	2.169185
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	27	209,876,394.15	25.54%	11	4.5568	NAP			No outstanding loans in this group
Underwriter's Information		2	56,517,631.77	6.88%	10	3.8190	3.810000
	12 months or less	44	555,281,381.61	67.58%	11	4.4200	2.186707
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	73	821,675,407.53	100.00%	11	4.4136	2.169185
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	310925479	RT	Jacksonville	FL	Actual/360	3.819%	154,505.43	0.00	0.00	N/A	09/11/24	--	46,982,368.23	46,982,368.23	11/11/23
1A	310926634				Actual/360	3.819%	74,544.07	0.00	0.00	N/A	09/11/24	--	22,667,533.19	22,667,533.19	11/11/23
1B	310926635				Actual/360	3.819%	111,318.87	0.00	0.00	N/A	09/11/24	--	33,850,098.58	33,850,098.58	11/11/23
3	310924598	RT	Brooklyn	NY	Actual/360	4.277%	276,222.92	0.00	0.00	N/A	09/06/24	--	75,000,000.00	75,000,000.00	11/06/23
4	310926137	RT	Corona	CA	Actual/360	4.300%	230,764.41	115,645.60	0.00	N/A	09/11/24	--	62,321,972.51	62,206,326.91	11/11/23
5	440000436	LO	Asheville	NC	Actual/360	4.597%	107,666.12	54,785.32	0.00	N/A	11/01/24	--	27,198,526.98	27,143,741.66	11/01/23
6	310925537	RT	Various	Various	Actual/360	4.330%	111,858.33	0.00	0.00	10/11/24	10/11/34	07/11/24	30,000,000.00	30,000,000.00	11/11/23
7	416000155	OF	Atlanta	GA	Actual/360	4.820%	92,022.12	46,808.86	0.00	N/A	10/01/24	--	22,171,035.80	22,124,226.94	11/01/23
8	300571181	RT	Bend	OR	Actual/360	4.530%	95,026.41	37,684.10	0.00	N/A	11/06/24	--	24,360,541.14	24,322,857.04	11/06/23
10	310924662	SS	Various	Various	Actual/360	4.400%	81,261.24	33,913.77	0.00	N/A	10/11/24	--	21,447,247.99	21,413,334.22	11/11/23
11	300571171	98	Tinicum Township	PA	Actual/360	4.170%	79,357.42	0.00	0.00	N/A	10/06/24	--	22,100,000.00	22,100,000.00	11/06/23
12	300571172	RT	Greenwich Township	NJ	Actual/360	4.590%	73,891.46	28,517.92	0.00	N/A	10/06/24	--	18,694,866.23	18,666,348.31	11/06/23
13	300571178	RT	Orlando	FL	Actual/360	4.950%	76,359.82	29,326.64	0.00	N/A	11/06/24	--	17,914,328.20	17,885,001.56	03/06/22
14	820925158	OF	Woodland Hills	CA	Actual/360	4.200%	69,801.67	0.00	0.00	N/A	09/11/24	--	19,300,000.00	19,300,000.00	11/11/23
15	310925419	LO	Irving	TX	Actual/360	5.250%	80,931.78	23,986.92	0.00	N/A	10/11/24	--	17,901,960.95	17,877,974.03	11/11/23
16	302800016	MF	Jacksonville	FL	Actual/360	4.590%	62,918.27	30,018.24	0.00	N/A	10/05/24	--	15,918,600.68	15,888,582.44	11/05/23
18	440000437	RT	Oceanside	CA	Actual/360	4.196%	61,424.78	0.00	0.00	N/A	11/01/24	--	17,000,000.00	17,000,000.00	11/01/23
19	302800019	RT	Centerville	OH	Actual/360	4.400%	47,744.76	43,033.57	0.00	N/A	10/01/24	--	12,601,257.47	12,558,223.90	11/01/23
20	302800020	MF	Bakersfield	CA	Actual/360	4.360%	61,197.44	0.00	0.00	N/A	10/01/24	--	16,300,000.00	16,300,000.00	11/01/23
21	440000438	SS	Various	CA	Actual/360	4.335%	59,082.74	0.00	0.00	11/01/24	11/01/44	--	15,827,500.00	15,827,500.00	11/01/23
22	440000435	SS	Various	FL	Actual/360	4.670%	47,168.93	25,188.14	0.00	N/A	11/01/24	--	11,729,511.09	11,704,322.95	11/01/23
23	302800023	MU	Salt Lake City	UT	Actual/360	4.730%	48,876.67	0.00	0.00	N/A	07/01/24	--	12,000,000.00	12,000,000.00	11/01/23
24	302800024	Various Atlanta		GA	Actual/360	4.520%	40,418.19	18,342.87	0.00	N/A	11/01/24	--	10,384,348.88	10,366,006.01	11/01/23
25	310923582	LO	St. Petersburg	FL	Actual/360	4.420%	35,528.82	20,939.77	0.00	N/A	10/11/24	07/11/24	9,334,677.00	9,313,737.23	11/11/23
26	302800026	MU	Winter Park	FL	Actual/360	4.500%	35,821.35	16,476.68	0.00	N/A	10/01/24	--	9,244,219.40	9,227,742.72	11/01/23
27	302800027	MF	Topeka	KS	Actual/360	4.400%	35,385.95	14,690.14	0.00	N/A	11/01/24	--	9,339,400.50	9,324,710.36	11/01/23
28	302800028	MH	Mooresville	IN	Actual/360	4.750%	34,969.78	16,803.72	0.00	N/A	11/01/24	--	8,549,486.95	8,532,683.23	11/01/23
29	310925323	IN	Livermore	CA	Actual/360	4.300%	33,847.31	14,650.09	0.00	N/A	08/11/24	--	9,141,057.79	9,126,407.70	11/11/23

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
30	440000434	OF	Rolling Meadows	IL	Actual/360	4.685%	32,057.69	17,127.29	0.00	10/01/24	10/01/44	10/01/24	7,946,271.29	7,929,144.00	11/01/23
33	302800033	MH	Pharr	TX	Actual/360	4.620%	31,424.55	14,821.08	0.00	N/A	10/05/24	--	7,898,922.66	7,884,101.58	11/05/23
34	300571176	MF	Hayward	CA	Actual/360	5.130%	33,005.54	14,936.39	0.00	N/A	11/06/24	--	7,471,542.20	7,456,605.81	11/06/23
35	310925604	OF	Sacramento	CA	Actual/360	4.290%	29,823.66	13,030.80	0.00	N/A	10/11/24	--	8,073,175.88	8,060,145.08	11/11/23
36	302800036	LO	Des Plaines	IL	Actual/360	4.640%	28,369.36	15,408.84	0.00	N/A	10/01/24	--	7,100,229.94	7,084,821.10	11/01/23
37	300571175	MU	Palm Beach Gardens	FL	Actual/360	4.515%	29,941.01	12,695.46	0.00	N/A	11/06/24	--	7,701,043.36	7,688,347.90	11/06/23
38	410922581	RT	Metairie	LA	Actual/360	4.500%	24,942.92	21,747.01	0.00	N/A	10/11/24	07/11/24	6,436,883.46	6,415,136.45	11/11/23
39	300571173	98	Chicago	IL	Actual/360	4.620%	29,642.38	13,006.37	0.00	N/A	10/06/24	--	7,450,954.51	7,437,948.14	08/06/20
40	302800040	MF	Shreveport	LA	Actual/360	4.550%	24,479.60	13,744.94	0.00	N/A	10/01/24	--	6,247,895.62	6,234,150.68	11/01/23
41	410924793	MF	Brighton	MI	Actual/360	4.200%	22,298.03	14,378.26	0.00	N/A	09/11/24	06/11/24	6,165,353.05	6,150,974.79	11/11/23
42	302800042	LO	Cape Coral	FL	Actual/360	4.790%	25,264.73	12,991.73	0.00	N/A	10/01/24	--	6,125,194.42	6,112,202.69	11/01/23
44	540924932	OF	Blue Ash	OH	Actual/360	4.580%	21,769.58	12,088.40	0.00	N/A	10/11/24	--	5,519,825.70	5,507,737.30	11/11/23
45	440000385	RT	Chula Vista	CA	Actual/360	4.492%	25,490.85	0.00	0.00	N/A	11/01/24	--	6,590,000.00	6,590,000.00	11/01/23
46	410923377	RT	Palm Desert	CA	Actual/360	4.480%	21,716.44	10,129.91	0.00	N/A	09/11/24	--	5,629,262.32	5,619,132.41	11/11/23
47	410924585	MU	Aliso Viejo	CA	Actual/360	4.390%	19,742.83	11,767.90	0.00	N/A	10/11/24	--	5,222,588.20	5,210,820.30	11/11/23
48	300571174	OF	Hallandale	FL	Actual/360	4.930%	22,918.21	10,366.27	0.00	N/A	10/06/24	--	5,398,519.21	5,388,152.94	11/06/23
49	440000384	LO	San Luis Obispo	CA	Actual/360	4.120%	16,157.09	15,912.02	0.00	N/A	11/01/24	--	4,554,145.05	4,538,233.03	11/01/23
50	300571169	MF	Houston	TX	Actual/360	4.720%	22,113.91	8,686.65	0.00	N/A	10/06/24	07/06/24	5,440,818.68	5,432,132.03	11/06/23
51	300571170	RT	Orlando	FL	Actual/360	5.110%	21,242.03	9,741.14	0.00	N/A	10/06/24	--	4,827,430.31	4,817,689.17	11/06/23
53	302800053	SS	Allen	TX	Actual/360	4.710%	19,051.69	10,025.70	0.00	N/A	11/01/24	--	4,697,355.68	4,687,329.98	11/01/23
54	310924737	MU	McMurray	PA	Actual/360	4.090%	19,370.69	0.00	0.00	N/A	10/11/24	--	5,500,000.00	5,500,000.00	11/11/23
55	300571162	MF	Great Falls	MT	Actual/360	4.650%	20,567.17	7,792.85	0.00	N/A	06/06/24	--	5,136,441.38	5,128,648.53	11/06/23
56	310925001	RT	Jackson	TN	Actual/360	4.520%	16,116.83	13,959.46	0.00	N/A	10/11/24	07/11/24	4,140,778.48	4,126,819.02	11/11/23
58	302800058	SS	Various	Various	Actual/360	4.950%	18,182.65	8,772.73	0.00	N/A	08/01/24	--	4,265,724.62	4,256,951.89	11/01/23
60	416000162	MF	Lansing	MI	Actual/360	4.450%	16,047.90	8,634.32	0.00	N/A	11/01/24	08/01/24	4,187,924.93	4,179,290.61	11/01/23
61	440000433	RT	Visalia	CA	Actual/360	4.590%	14,431.30	10,225.16	0.00	N/A	10/01/24	--	3,651,181.64	3,640,956.48	11/01/23
62	300571167	RT	Tampa	FL	Actual/360	4.660%	14,555.64	7,900.64	0.00	N/A	06/06/24	--	3,627,323.59	3,619,422.95	11/06/23
63	410925705	OF	Ann Arbor	MI	Actual/360	4.350%	13,320.46	8,060.56	0.00	N/A	10/11/24	--	3,556,074.66	3,548,014.10	11/11/23

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
64	302800064	SS	Colorado Springs	CO	Actual/360	4.740%	15,302.09	6,894.42	0.00	N/A	10/01/24	--	3,748,981.38	3,742,086.96	11/01/23
66	302800066	IN	Jacksonville	FL	Actual/360	4.750%	14,169.47	7,348.48	0.00	N/A	11/05/24	--	3,464,183.37	3,456,834.89	11/05/23
67	410925032	SS	Santa Fe Springs	CA	Actual/360	4.470%	11,450.85	10,160.26	0.00	N/A	09/11/24	--	2,974,890.22	2,964,729.96	11/11/23
68	300571180	MF	Grand Prairie	TX	Actual/360	4.590%	13,103.64	6,251.73	0.00	N/A	07/06/24	--	3,315,279.04	3,309,027.31	11/06/23
69	300571177	SS	Fairfield	CA	Actual/360	4.590%	12,999.64	6,202.12	0.00	N/A	10/06/24	--	3,288,966.94	3,282,764.82	11/06/23
70	310924014	SS	Various	Various	Actual/360	4.740%	14,257.69	5,177.28	0.00	N/A	10/11/24	--	3,493,105.81	3,487,928.53	11/11/23
72	410925475	SS	Hollister	CA	Actual/360	4.150%	9,703.04	6,338.37	0.00	N/A	10/11/24	07/11/24	2,715,193.13	2,708,854.76	11/11/23
74	300571166	MF	Chillicothe	OH	Actual/360	5.020%	11,294.55	5,384.83	0.00	N/A	06/06/24	--	2,612,798.61	2,607,413.78	11/06/23
75	780925678	RT	Austin	TX	Actual/360	4.700%	10,035.03	4,590.56	0.00	N/A	10/11/24	--	2,479,486.57	2,474,896.01	11/11/23
76	302800076	MH	Arlington	TX	Actual/360	5.090%	10,172.06	4,668.95	0.00	N/A	11/01/24	--	2,320,769.69	2,316,100.74	11/01/23
77	300571182	MF	Haltom City	TX	Actual/360	4.720%	9,563.11	4,316.63	0.00	N/A	11/06/24	--	2,352,871.08	2,348,554.45	11/06/23
79	300571164	SS	Saratoga Springs	NY	Actual/360	4.830%	8,017.66	4,091.39	0.00	N/A	06/06/24	--	1,927,708.51	1,923,617.12	11/06/23
80	302800080	SS	Federal Heights	CO	Actual/360	4.840%	7,564.78	3,820.27	0.00	N/A	10/01/24	--	1,815,064.04	1,811,243.77	11/01/23
81	790925050	IN	Eagan	MN	Actual/360	4.740%	7,284.00	3,814.25	0.00	N/A	10/11/24	--	1,784,564.76	1,780,750.51	11/11/23
82	300571165	SS	Tucson	AZ	Actual/360	5.030%	7,667.39	3,119.21	0.00	N/A	09/06/24	--	1,770,192.61	1,767,073.40	11/06/23
84	410925112	RT	Roswell	NM	Actual/360	4.350%	5,737.57	3,471.95	0.00	N/A	10/11/24	--	1,531,720.12	1,528,248.17	11/11/23
85	410925733	SS	Midland	TX	Actual/360	4.230%	4,425.17	4,224.73	0.00	N/A	10/11/24	--	1,214,870.91	1,210,646.18	11/11/23
Totals							3,126,709.54	978,639.66	0.00				822,654,047.19	821,675,407.53
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	39,599,328.20	20,938,335.22	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	25,626,018.78	12,353,591.91	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	9,533,054.30	4,076,614.35	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,147,272.21	3,166,248.00	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	2,427,112.04	1,361,877.16	01/01/23	06/30/23	--	0.00	49,231.00	0.00	0.00	0.00	0.00
10	6,352,560.55	4,831,657.41	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,165,022.42	2,113,175.19	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,091,806.15	772,207.31	01/01/23	06/30/23	10/11/23	0.00	0.00	0.00	0.00	25,014.25	0.00
13	836,362.61	559,576.61	01/01/23	06/30/23	09/11/23	7,036,709.35	608,011.16	75,397.93	1,499,551.00	383,356.41	0.00
14	2,833,814.00	1,496,091.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,222,089.00	3,688,408.66	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,119,640.00	826,808.65	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,637,246.00	1,371,134.24	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	3,149,660.97	2,458,597.72	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	1,126,120.00	421,517.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	267,335.00	21,420.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1,008,513.44	635,013.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	941,895.24	431,031.05	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	817,201.16	219,643.38	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,087,268.00	480,885.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,205,257.04	1,040,288.77	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	(287,245.41)	297,361.51	01/01/23	06/30/23	10/11/23	864,997.71	212,607.49	39,049.49	1,445,618.95	913,027.77	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	2,993,857.00	1,880,976.17	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	161,912.61	82,399.99	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	912,743.00	706,127.25	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	377,220.00	269,464.64	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	474,613.27	458,438.06	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	855,476.00	404,027.68	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1,263,739.41	799,605.85	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	606,924.73	339,477.33	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
53	740,397.00	345,196.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1,059,611.84	907,011.06	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
63	860,560.80	268,382.85	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
64	890,103.33	642,011.62	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
66	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
67	845,799.80	659,120.40	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
68	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
69	760,561.87	347,053.88	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
70	436,501.72	228,985.97	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
74	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
75	120,543.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
77	331,903.00	141,487.29	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
79	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
80	288,173.40	204,442.75	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
81	339,877.00	140,657.09	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
82	633,662.67	436,376.47	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
84	287,100.00	215,325.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
85	293,230.10	155,004.88	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	126,441,843.99	73,193,055.37				7,901,707.06	869,849.65	114,447.42	2,945,169.95	1,321,398.43	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/17/23	0	0.00	0	0.00	2	25,322,949.70	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.413592%	4.365491%	11
10/17/23	0	0.00	0	0.00	2	25,365,282.71	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.413784%	4.365674%	12
09/15/23	0	0.00	0	0.00	2	25,410,851.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.413990%	4.365869%	13
08/17/23	0	0.00	0	0.00	2	25,452,818.51	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.414179%	4.366050%	14
07/17/23	0	0.00	0	0.00	2	25,494,611.52	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.414368%	4.366229%	15
06/16/23	0	0.00	0	0.00	2	25,539,659.34	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.414569%	4.366421%	16
05/17/23	0	0.00	0	0.00	2	25,581,091.26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.414755%	4.369057%	17
04/17/23	0	0.00	0	0.00	2	25,625,791.05	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.414954%	4.369248%	18
03/17/23	1	6,589,183.71	0	0.00	2	25,666,864.84	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.415138%	4.367438%	19
02/17/23	0	0.00	0	0.00	2	25,718,125.39	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.415363%	4.367649%	20
01/18/23	1	6,633,713.38	0	0.00	2	25,758,815.20	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.415544%	4.367818%	21
12/16/22	0	0.00	0	0.00	2	25,799,335.83	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.415723%	4.367986%	22
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
13	300571178	03/06/22	19	6	75,397.93	1,499,551.00	453,666.69	18,472,388.72	04/24/20	98
39	300571173	08/06/20	38	6	39,049.49	1,445,618.95	1,036,412.36	7,928,958.79	07/14/20	2
Totals					114,447.42	2,945,169.95	1,490,079.05	26,401,347.51
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		805,847,908	780,524,958	25,322,950		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		15,827,500	15,827,500	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-23	821,675,408	796,352,458	0	0	25,322,950	0
Oct-23	822,654,047	797,288,764	0	0	25,365,283	0
Sep-23	823,692,393	798,281,542	0	0	25,410,851	0
Aug-23	824,663,116	799,210,298	0	0	25,452,819	0
Jul-23	825,630,030	800,135,418	0	0	25,494,612	0
Jun-23	826,657,071	801,117,412	0	0	25,539,659	0
May-23	827,616,159	802,035,068	0	0	25,581,091	0
Apr-23	828,635,656	803,009,865	0	0	25,625,791	0
Mar-23	829,586,979	797,330,930	6,589,184	0	25,666,865	0
Feb-23	830,727,880	805,009,755	0	0	25,718,125	0
Jan-23	831,670,989	799,278,460	6,633,713	0	25,758,815	0
Dec-22	832,610,396	806,811,061	0	0	25,799,336	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
12	300571172	18,666,348.31	18,666,348.31	20,200,000.00	08/25/23	685,480.81	1.11550	06/30/23	10/06/24	251
13	300571178	17,885,001.56	18,472,388.72	15,000,000.00	07/23/23	510,707.11	0.80530	06/30/23	11/06/24	251
35	310925604	8,060,145.08	8,060,145.09	12,000,000.00	09/03/14	219,643.38	0.85420	06/30/23	10/11/24	251
39	300571173	7,437,948.14	7,928,958.79	10,450,000.00	08/10/23	282,011.51	0.55100	06/30/23	10/06/24	251
Totals		52,049,443.09	53,127,840.91	57,650,000.00		1,697,842.81

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Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
12	300571172	RT	NJ	05/08/20	9

The Loan transferred due to Payment Default. A discounted payoff agreement has been executed. The Loan remains current as of October. Tenant Improvements have been completed. The Loan is expected to return to the Master Servicer no later than 12/30/2023.

13	300571178	RT	FL	04/24/20	98

The loan transferred due to Imminent Monetary Default as a result of the COVID-19 Pandemic. The Special Servicer has filed a foreclosure complaint and will proceed with enforcement of Lender's rights concurrently with engaging any potential settlement. Borrower has agreed to a consensual receivership. The order granting the motion for appointment of a receiver has been entered by the court. A listing agreement has been executed and the property is being marketed for sale by the receiver.

35	310925604	OF	CA	05/30/23	10

The Loan transferred to Special Servicing on 5/30/2023 due to Imminent Monetary Default stemming from an early termination of a State of CA tenant. Borrower is working with Special Servicer on a consensual transfer of title prior to maturity.

39	300571173	98	IL	07/14/20	2
Special Servicer is pursuing a foreclosure strategy. Loan has been accelerated. A Receiver is in control of both properties. Goal is to conduct a receiver sale for disposition of collateral.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
11	300571171	22,100,000.00	4.17000%	22,100,000.00 4.17000%		10	07/22/21	07/23/21	08/11/21
12	300571172	0.00	4.59000%	0.00	4.59000%	8	10/01/21	09/30/21	--
15	310925419	18,791,790.83	5.25000%	18,791,790.83 5.25000%		10	08/04/20	08/11/20	09/11/20
Totals		40,891,790.83		40,891,790.83
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
2	780924458	01/15/21	87,510,601.50	24,100,000.00	18,090,546.65	2,261,631.96	18,090,546.65	15,828,914.69	71,681,686.81	24,904.11	718,224.10	70,963,462.71	77.98%
43	300571168	10/17/18	7,003,483.90	8,100,000.00	9,050,457.05	789,820.85	9,050,457.05	8,260,636.20	0.00	0.00	(166.18)	166.18	0.00%
52	416000163	11/18/19	5,164,498.31	7,300,000.00	5,272,082.83	107,584.52	5,272,082.83	5,164,498.31	0.00	0.00	0.00	0.00	0.00%
59	300571144	11/18/21	4,158,965.64	4,300,000.00	4,876,779.39	717,813.75	4,876,779.39	4,158,965.64	0.00	0.00	0.00	0.00	0.00%
73	300571163	01/17/20	2,835,423.92	1,800,000.00	1,493,650.10	1,168,998.21	1,493,650.10	324,651.89	2,510,772.03	0.00	123,756.91	2,387,015.12	72.33%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			106,672,973.27	45,600,000.00	38,783,516.02	5,045,849.29	38,783,516.02	33,737,666.73	74,192,458.84	24,904.11	841,814.83	73,350,644.01

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	02/18/21	0.00	5,946.03	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2	780924458	11/17/23	0.00	0.00	70,963,462.71	0.00	0.00	(24,904.11)	0.00	0.00	70,963,462.71
		04/17/23	0.00	0.00	70,988,366.82	0.00	0.00	(7,493.00)	0.00	0.00
		03/17/23	0.00	0.00	70,995,859.82	0.00	0.00	(25,976.72)	0.00	0.00
		09/17/21	0.00	0.00	71,021,836.54	0.00	0.00	(659,850.27)	0.00	0.00
		01/15/21	0.00	0.00	71,681,686.81	0.00	0.00	71,681,686.81	0.00	0.00
43	300571168	07/16/21	0.00	0.00	166.18	0.00	0.00	166.18	0.00	0.00	166.18
		10/17/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
52	416000163	11/18/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
59	300571144	11/18/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
73	300571163	07/16/21	0.00	0.00	2,387,015.12	0.00	0.00	388.78	0.00	0.00	2,072,186.01
		03/17/21	0.00	0.00	2,386,626.34	0.00	0.00	808.00	0.00	0.00
		05/15/20	0.00	0.00	2,385,818.34	0.00	0.00	(124,953.69)	0.00	0.00
		01/17/20	0.00	0.00	2,510,772.03	0.00	0.00	2,510,772.03	0.00	(314,829.11)
Current Period Totals			0.00	0.00	0.00	0.00	0.00	(24,904.11)	0.00	0.00	(24,904.11)
Cumulative Totals			0.00	5,946.03	73,350,644.01	0.00	0.00	73,350,644.01	0.00	(314,829.11)	73,035,814.90

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
8	0.00	0.00	0.00	0.00	1,327.11	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	793.57	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	4,024.59	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	3,856.56	0.00	0.00	29,872.79	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	1,737.98	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	0.00	0.00	437.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	0.00	0.00	466.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	1,604.02	0.00	0.00	3,426.35	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	0.00	0.00	320.69	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	0.00	0.00	309.83	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	11,223.15	0.00	3,655.88	33,299.14	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		48,178.17

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Supplemental Notes

None

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